Document and Entity Information (USD $)	9 Months Ended
	Sep. 30, 2013	Nov. 18, 2013	May 28, 2013	Jun. 30, 2012
Document And Entity Information
Entity Registrant Name	View Systems Inc
Entity Central Index Key	0001075857
Document Type	S-1
Document Period End Date	Sep. 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float				$ 3,529,564
Entity Common Stock, Shares Outstanding		221,849,749	182,421,178
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2013